UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2016

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.9%
Aerospace – 1.1%
MTU Aero Engines AG	373,791	$37,811,824
Rolls-Royce Holdings PLC	5,589,179	52,159,782

		$89,971,606

Alcoholic Beverages – 5.6%
AmBev S.A., ADR	9,428,855	$57,421,727
Carlsberg Group	547,572	52,213,447
Diageo PLC	4,438,150	127,159,188
Heineken N.V.	288,968	25,420,381
Pernod Ricard S.A.	1,541,385	182,415,086

		$444,629,829

Apparel Manufacturers – 2.5%
Global Brands Group Holding Ltd. (a)	227,689,429	$23,342,012
Li & Fung Ltd.	72,926,429	37,580,146
LVMH Moet Hennessy Louis Vuitton S.A.	814,969	138,972,204

		$199,894,362

Automotive – 2.1%
Delphi Automotive PLC	563,289	$40,173,771
DENSO Corp.	3,171,000	126,593,087

		$166,766,858

Broadcasting – 4.0%
ProSiebenSat.1 Media SE	1,305,924	$55,922,410
WPP Group PLC	11,168,706	262,600,404

		$318,522,814

Business Services – 7.8%
Amadeus IT Group S.A.	2,010,229	$100,421,741
Bureau Veritas S.A.	2,010,678	43,129,783
Compass Group PLC	12,138,362	235,210,403
Experian Group Ltd.	1,215,891	24,333,086
Randstad Holding N.V.	2,640,583	120,283,419
Tata Consultancy Services Ltd.	2,489,560	91,147,996

		$614,526,428

Cable TV – 1.3%
Sky PLC	8,662,008	$100,371,716

Chemicals – 0.5%
Orica Ltd.	3,219,003	$37,554,229

Computer Software – 4.1%
Check Point Software Technologies Ltd. (a)	926,143	$71,877,958
Dassault Systemes S.A.	708,453	61,462,775
SAP SE	2,086,719	189,685,847

		$323,026,580

Computer Software – Systems – 0.3%
Hon Hai Precision Industry Co. Ltd.	8,241,816	$20,866,510

Conglomerates – 0.7%
Smiths Group PLC	3,091,357	$58,660,463

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 5.8%
Beiersdorf AG	1,619,684	$152,744,674
Luxottica Group S.p.A.	857,799	40,972,633
L’Oréal S.A.	426,304	80,501,172
Reckitt Benckiser Group PLC	1,951,822	183,793,893

		$458,012,372

Electrical Equipment – 3.1%
Legrand S.A.	1,179,568	$69,539,553
Schneider Electric S.A.	2,478,757	172,806,792

		$242,346,345

Electronics – 6.5%
Hoya Corp.	5,237,800	$210,345,833
Kyocera Corp.	1,794,400	86,085,866
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,177,609	219,563,059

		$515,994,758

Energy – Independent – 0.4%
INPEX Corp.	3,308,300	$29,994,200

Energy – Integrated – 1.8%
Eni S.p.A.	3,343,924	$48,157,009
Suncor Energy, Inc.	3,302,626	91,681,572

		$139,838,581

Food & Beverages – 6.3%
Danone S.A.	2,570,383	$190,715,392
Nestle S.A.	3,900,131	307,313,462

		$498,028,854

Food & Drug Stores – 0.6%
Loblaw Cos. Ltd.	933,094	$48,007,809

Insurance – 4.1%
AIA Group Ltd.	30,483,289	$204,241,420
Prudential PLC	2,597,138	46,000,220
Zurich Insurance Group AG	273,973	70,502,573

		$320,744,213

Internet – 0.9%
Alibaba Group Holding Ltd., ADR (a)	711,471	$75,266,517

Machinery & Tools – 2.9%
Daikin Industries Ltd.	788,000	$73,414,985
Fanuc Ltd.	506,100	85,655,835
Kubota Corp.	4,516,000	68,265,946

		$227,336,766

Major Banks – 0.7%
Barclays PLC	24,441,792	$53,159,422

Medical Equipment – 2.4%
Sonova Holding AG	254,775	$36,059,251
Terumo Corp.	3,994,000	153,105,815

		$189,165,066

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Metals & Mining – 0.8%
Rio Tinto PLC	1,972,136	$65,808,957

Natural Gas – Distribution – 1.2%
Engie	6,053,340	$93,772,267

Other Banks & Diversified Financials – 8.7%
DBS Group Holdings Ltd.	10,328,451	$117,249,641
Element Financial Corp.	4,129,805	51,687,487
Housing Development Finance Corp. Ltd.	4,501,534	94,519,830
ING Groep N.V.	10,929,448	134,930,772
Julius Baer Group Ltd.	1,688,831	68,717,951
KBC Group N.V. (a)	1,255,033	73,057,976
UBS Group AG	11,054,893	150,546,819

		$690,710,476

Pharmaceuticals – 9.2%
Bayer AG	2,425,631	$243,681,775
Merck KGaA	858,216	92,464,618
Novartis AG	1,965,848	154,596,796
Roche Holding AG	945,068	234,443,014

		$725,186,203

Railroad & Shipping – 2.3%
Canadian National Railway Co.	2,262,316	$147,955,466
Kuehne + Nagel International AG	255,571	37,092,652

		$185,048,118

Restaurants – 1.9%
YUM! Brands, Inc.	1,652,157	$150,032,377

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 5.8%
Akzo Nobel N.V.	1,954,262	$132,355,854
L’Air Liquide S.A.	1,634,537	175,261,196
Linde AG	596,309	101,350,379
Shin-Etsu Chemical Co. Ltd.	724,800	50,603,007

		$459,570,436

Specialty Stores – 1.4%
Hennes & Mauritz AB, “B”	3,386,965	$95,543,145
Hermes International	40,939	16,659,452

		$112,202,597

Telephone Services – 0.5%
Singapore Telecommunications Ltd.	13,560,589	$39,762,934

Tobacco – 1.6%
Japan Tobacco, Inc.	3,029,000	$123,749,956

Total Common Stocks		$7,818,530,619

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.4% (v)	51,986,477	$51,986,477

Total Investments		$7,870,517,096

OTHER ASSETS, LESS LIABILITIES – 0.4%		34,002,535

Net Assets – 100.0%		$7,904,519,631

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$1,225,235,672	$—	$—	$1,225,235,672
United Kingdom	1,209,257,534	—	—	1,209,257,534
Switzerland	1,059,272,518	—	—	1,059,272,518
Japan	—	1,007,814,530	—	1,007,814,530
Germany	873,661,527	—	—	873,661,527
Netherlands	412,990,426	—	—	412,990,426
Canada	339,332,334	—	—	339,332,334
Hong Kong	—	265,163,578	—	265,163,578
Taiwan	219,563,059	20,866,510	—	240,429,569
Other Countries	805,138,301	380,234,630	—	1,185,372,931
Mutual Funds	51,986,477	—	—	51,986,477
Total Investments	$6,196,437,848	$1,674,079,248	$—	$7,870,517,096

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $91,147,996 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $4,776,627,794 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,818,736,139
Gross unrealized appreciation	1,468,366,275
Gross unrealized depreciation	(416,585,318)
Net unrealized appreciation (depreciation)	$1,051,780,957

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	61,486,542	193,481,514	(202,981,579)	51,986,477

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(570)	$—	$72,366	$51,986,477

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2016, are as follows:

France	15.5%
United Kingdom	15.3%
Switzerland	13.4%
Japan	12.7%
Germany	11.1%
Netherlands	5.2%
Canada	4.3%
United States	3.5%
Hong Kong	3.4%
Other Countries	15.6%

4

QUARTERLY REPORT

September 30, 2016

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 94.9%
Aerospace – 5.4%
Honeywell International, Inc.	2,797	$326,103
Lockheed Martin Corp.	907	217,426
Northrop Grumman Corp.	762	163,030
Rockwell Collins, Inc.	611	51,532
United Technologies Corp.	2,072	210,515

		$968,606

Alcoholic Beverages – 1.1%
Diageo PLC, ADR	1,657	$192,278

Apparel Manufacturers – 0.3%
Hanesbrands, Inc.	1,938	$48,935

Automotive – 1.3%
Delphi Automotive PLC	2,024	$144,352
Harley-Davidson, Inc.	1,518	79,832

		$224,184

Broadcasting – 2.7%
Interpublic Group of Companies, Inc.	1,869	$41,772
Omnicom Group, Inc.	3,013	256,105
Time Warner, Inc.	1,847	147,040
Walt Disney Co.	417	38,723

		$483,640

Brokerage & Asset Managers – 2.6%
BlackRock, Inc.	435	$157,670
Franklin Resources, Inc.	3,907	138,972
NASDAQ, Inc.	2,544	171,822

		$468,464

Business Services – 4.8%
Accenture PLC, “A”	3,899	$476,341
Amdocs Ltd.	734	42,462
Cognizant Technology Solutions Corp., “A” (a)	1,165	55,582
Equifax, Inc.	304	40,912
Fidelity National Information Services, Inc.	2,071	159,529
Fiserv, Inc. (a)	741	73,707

		$848,533

Cable TV – 1.2%
Comcast Corp., “A”	3,214	$213,217

Chemicals – 4.9%
3M Co.	1,991	$350,874
E.I. du Pont de Nemours & Co.	1,996	133,672
Monsanto Co.	635	64,897
PPG Industries, Inc.	3,152	325,791

		$875,234

Computer Software – 0.6%
Oracle Corp.	2,751	$108,059

Computer Software – Systems – 0.7%
International Business Machines Corp.	755	$119,932

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 0.5%
Stanley Black & Decker, Inc.	764	$93,957

Consumer Products – 1.1%
Coty, Inc.	1,973	$45,774
Coty, Inc., “A”	1,214	28,529
Newell Brands, Inc.	649	34,176
Procter & Gamble Co.	948	85,083

		$193,562

Containers – 0.5%
Crown Holdings, Inc. (a)	1,552	$88,604

Electrical Equipment – 2.6%
Johnson Controls International PLC	8,400	$390,852
Pentair PLC	1,244	79,915

		$470,767

Electronics – 1.7%
Analog Devices, Inc.	598	$38,541
Texas Instruments, Inc.	3,700	259,666

		$298,207

Energy – Independent – 1.9%
EOG Resources, Inc.	1,796	$173,691
Occidental Petroleum Corp.	2,122	154,736

		$328,427

Energy – Integrated – 2.0%
Chevron Corp.	1,650	$169,818
Exxon Mobil Corp.	2,147	187,390

		$357,208

Food & Beverages – 4.6%
Archer Daniels Midland Co.	3,157	$133,131
DANONE S.A., ADR	6,675	99,124
General Mills, Inc.	3,341	213,423
J.M. Smucker Co.	722	97,860
Mead Johnson Nutrition Co., “A”	133	10,508
Nestle S.A., ADR	3,386	267,562

		$821,608

Food & Drug Stores – 1.5%
CVS Health Corp.	2,971	$264,389

General Merchandise – 0.7%
Target Corp.	1,761	$120,945

Health Maintenance Organizations – 0.5%
Cigna Corp.	660	$86,011

Insurance – 7.3%
Aon PLC	2,386	$268,401
Chubb Ltd.	2,532	318,146
MetLife, Inc.	5,423	240,944
Prudential Financial, Inc.	1,755	143,296
Travelers Cos., Inc.	2,910	333,341

		$1,304,128

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – 2.7%
Caterpillar, Inc.	371	$32,934
Deere & Co.	526	44,894
Eaton Corp. PLC	2,527	166,049
Illinois Tool Works, Inc.	1,305	156,391
Ingersoll-Rand Co. Ltd., “A”	1,260	85,604

		$485,872

Major Banks – 11.1%
Bank of New York Mellon Corp.	4,334	$172,840
Goldman Sachs Group, Inc.	1,801	290,447
JPMorgan Chase & Co.	11,202	745,941
PNC Financial Services Group, Inc.	1,795	161,712
State Street Corp.	1,886	131,322
Wells Fargo & Co.	10,896	482,475

		$1,984,737

Medical & Health Technology & Services – 1.1%
Express Scripts Holding Co. (a)	1,472	$103,820
McKesson Corp.	569	94,881

		$198,701

Medical Equipment – 6.3%
Abbott Laboratories	4,804	$203,161
Danaher Corp.	2,459	192,761
Medtronic PLC	4,437	383,357
St. Jude Medical, Inc.	1,655	132,003
Thermo Fisher Scientific, Inc.	1,355	215,526

		$1,126,808

Oil Services – 1.8%
National Oilwell Varco, Inc.	3,445	$126,569
Schlumberger Ltd.	2,366	186,062

		$312,631

Other Banks & Diversified Financials – 4.0%
American Express Co.	2,210	$141,528
BB&T Corp.	901	33,986
Citigroup, Inc.	4,923	232,513
U.S. Bancorp	7,260	311,381

		$719,408

Pharmaceuticals – 7.5%
Johnson & Johnson	5,125	$605,416
Merck & Co., Inc.	4,223	263,557
Novartis AG, ADR	539	42,559

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – continued
Pfizer, Inc.	11,610	$393,231
Roche Holding Ltd., ADR	1,240	38,403

		$1,343,166

Printing & Publishing – 0.7%
Moody’s Corp.	773	$83,700
S&P Global, Inc.	308	38,980
Time, Inc.	166	2,404

		$125,084

Railroad & Shipping – 1.2%
Canadian National Railway Co.	1,376	$89,990
Union Pacific Corp.	1,259	122,790

		$212,780

Specialty Stores – 0.3%
Advance Auto Parts, Inc.	318	$47,420

Telecommunications – Wireless – 0.2%
Vodafone Group PLC, ADR	1,199	$34,951

Telephone Services – 1.5%
Verizon Communications, Inc.	5,009	$260,368

Tobacco – 3.6%
Altria Group, Inc.	1,586	$100,283
Philip Morris International, Inc.	5,645	548,807

		$649,090

Trucking – 1.3%
United Parcel Service, Inc., “B”	2,166	$236,874

Utilities – Electric Power – 1.1%
Duke Energy Corp.	1,978	$158,319
Xcel Energy, Inc.	895	36,820

		$195,139

Total Common Stocks		$16,911,924

MONEY MARKET FUNDS – 3.8%
MFS Institutional Money Market Portfolio, 0.4% (v)	667,079	$667,079

Total Investments		$17,579,003

OTHER ASSETS, LESS LIABILITIES – 1.3%		237,590

Net Assets – 100.0%		$17,816,593

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$16,911,924	$—	$—	$16,911,924
Mutual Funds	667,079	—	—	667,079
Total Investments	$17,579,003	$—	$—	$17,579,003

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$11,050,157
Gross unrealized appreciation	6,618,207
Gross unrealized depreciation	(89,361)
Net unrealized appreciation (depreciation)	$6,528,846

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	889,243	4,620,313	(4,842,477)	667,079

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1	$—	$716	$667,079

(4) Subsequent Event

The Board of Trustees of the fund has approved the liquidation and termination of the fund, which is scheduled for November 30, 2016.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 11, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 11, 2016

*	Print name and title of each signing officer under his or her signature.